Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 20,443
Goodwill and intangible assets ending balance	20,622	$ 20,443
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	5,881
Goodwill and intangible assets ending balance	5,033	5,881
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	23,135	22,084
Exchange differences	(905)	967
Other	(15)	84
Goodwill and intangible assets ending balance	22,215	23,135
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	(17,254)	(16,494)
Exchange differences	659	(719)
Impairment losses	(587)	(41)
Goodwill and intangible assets ending balance	$ (17,182)	$ (17,254)